Maintenance rights and lease premium, net - Finite-lived intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Maintenance rights
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 1,870,381	$ 2,099,513
Lease premium, net
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	540,799	630,449
Maintenance rights and lease premium, net
Finite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 2,411,180	$ 2,729,962